A C I Shares [Member] Expense Example - A C I Shares [Member]	Oct. 31, 2024 USD ($)
JPMorgan Emerging Markets Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 272
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	1,993
JPMorgan Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,283
JPMorgan Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	2,011
JPMorgan Europe Dynamic Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,994
JPMorgan Europe Dynamic Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,223
JPMorgan Europe Dynamic Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	$ 1,976